SHORT TERM BORROWINGS (Details) $ in Thousands	1 Months Ended																							12 Months Ended
	Mar. 31, 2018 CNY (¥)	Mar. 31, 2018 USD ($)	Jan. 31, 2018 CNY (¥)	Jan. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Nov. 30, 2017 CNY (¥)	Nov. 30, 2017 USD ($)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Apr. 30, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2016 USD ($)	Dec. 31, 2015 CNY (¥) item	Dec. 31, 2015 USD ($) item	Mar. 31, 2018 CNY (¥) tranche	Mar. 31, 2018 USD ($) tranche	Mar. 31, 2017 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Apr. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jan. 31, 2017	Dec. 31, 2015 USD ($)
Short term borrowings
Bank borrowings																													$ 58,373			$ 38,659
Long-term loans due within one year																													138,077			72,640
Short-term borrowings, Total																													196,450			111,299
Short-term borrowing facility drawn down																									$ 65,679		$ 37,176	$ 54,126
Amount repaid																									$ 103,403		60,610	55,359
Weighted average effective interest rate (as a percent)																								10.50%	10.50%
Long-term loans
Short term borrowings
Face amount																						¥ 1,400,000,000												$ 203,393
Interest expense																									$ 17,317		11,768	2,869
Weighted average effective interest rate (as a percent)																								11.10%	11.10%
Number of third-party investors | item																						4	4
Repayment long-term borrowing																								¥ 350,000,000	$ 52,808	¥ 200,000,000	29,056
Borrowings reclassified from long-term loan to short-term borrowing	¥ 850,000,000																							¥ 850,000,000					135,510
Number of tranches in loan repayable | tranche																								3	3
Long-term loans | Minimum
Short term borrowings
Term of loan																						18 months	18 months
Weighted average effective interest rate (as a percent)																								8.00%	8.00%
Long-term loans | Maximum
Short term borrowings
Term of loan																						36 months	36 months
Weighted average effective interest rate (as a percent)																								10.00%	10.00%
Long-term loans | Guiyang GYB Financial Leasing Co., Ltd
Short term borrowings
Long-term loans due within one year																													6,998
Interest expense																									$ 158
Weighted average effective interest rate (as a percent)																								6.65%	6.65%
Long-term loans | Privatization and convert before maturity date of the long-term loans
Short term borrowings
Interest expense																							$ 0
Long-term loans | Privatization but not convert before maturity date of the long-term loans | Minimum
Short term borrowings
Interest rate (as a percent)																						5.00%												5.00%
Long-term loans | Privatization but not convert before maturity date of the long-term loans | Maximum
Short term borrowings
Interest rate (as a percent)																						20.00%											8.00%	20.00%
Long-term loans | Privatization not completed or failed to convert the loan before maturity date of convertible bonds | Minimum
Short term borrowings
Interest rate (as a percent)																						8.00%												8.00%
Long-term loans | Privatization not completed or failed to convert the loan before maturity date of convertible bonds | Maximum
Short term borrowings
Interest rate (as a percent)					10.00%																	5.00%								10.00%				5.00%
Bank borrowings
Short term borrowings
Short-term borrowings, Total																													58,373			38,659
Interest expense																									$ 2,517		$ 1,725	$ 1,734
Weighted average effective interest rate (as a percent)																								4.54%	4.54%	4.20%	4.20%	3.30%
Short-term borrowings | Guiyang GYB Financial Leasing Co., Ltd
Short term borrowings
Finance lease payment due within one year																													2,567
iKang Holding | Bank borrowings | Industrial and Commercial bank of China
Short term borrowings
Short-term borrowings, Total																													3,188
iKang Holding | Two year loan framework agreement with China Merchants bank signed in December 2015 | Bank borrowings | China Merchants Bank
Short term borrowings
Short-term borrowings, Total														¥ 61,100,000												¥ 61,100,000			0			8,877
Term of loan																						2 years	2 years
Short-term borrowing facility drawn down																						¥ 104,600,000	$ 15,198
Interest rate (as a percent)																						4.75%												4.75%
Amount repaid																								¥ 61,100,000	$ 9,602	43,500,000	$ 6,249
iKang Holding | Two year loan framework agreement with Industrial and Commercial Bank of China Signed in June 2016 | Bank borrowings | China Merchants Bank
Short term borrowings
Interest rate (as a percent)																						4.35%												4.35%
iKang Holding | Two year loan framework agreement with Industrial and Commercial Bank of China Signed in June 2016 | Bank borrowings | Industrial and Commercial bank of China
Short term borrowings
Short-term borrowings, Total														40,000,000												40,000,000			0			5,811
Term of loan																				2 years	2 years
Short-term borrowing facility drawn down																				¥ 40,000,000	$ 5,811
Interest rate (as a percent)																				4.35%	4.35%
Amount repaid																								40,000,000	6,377
iKang Holding | Two year loan framework agreement with China Merchants Bank Signed in September 2016 | Bank borrowings | China Merchants Bank
Short term borrowings
Short-term borrowings, Total														15,000,000												15,000,000			0			2,179
Term of loan																		2 years	2 years
Short-term borrowing facility drawn down																		¥ 15,000,000	$ 2,179
Interest rate (as a percent)																		4.75%	4.75%
Amount repaid																								15,000,000	2,391
iKang Holding | Two year loan framework agreement with Industrial Bank Co.Ltd Signed in December 2016 | Bank borrowings | Industrial Bank Co. Ltd
Short term borrowings
Short-term borrowings, Total														100,000,000												100,000,000			0			14,528
Term of loan																2 years	2 years
Short-term borrowing facility drawn down																¥ 100,000,000	$ 14,528
Interest rate (as a percent)																4.35%	4.35%
Amount repaid																	$ 15,942									100,000,000
iKang Holding | Two year loan framework agreement with Hongkong and Shanghai Banking Corporation Limited Signed in December 2016 | Bank borrowings | Hongkong and Shanghai Banking Corporation Limited
Short term borrowings
Short-term borrowings, Total														30,000,000												30,000,000			0			4,358
Term of loan																2 years	2 years
Short-term borrowing facility drawn down																¥ 50,000,000	$ 7,264
Interest rate (as a percent)																4.35%	4.35%
Amount repaid																								30,000,000	4,783	2,000,000	$ 2,906
iKang Holding | Two year loan framework agreement with Bank of China Signed in March 2017 | Bank borrowings | Bank of China
Short term borrowings
Short-term borrowings, Total														¥ 20,000,000												¥ 20,000,000			0			$ 2,906
Term of loan														2 years	2 years
Short-term borrowing facility drawn down														¥ 20,000,000	$ 2,906
Interest rate (as a percent)														4.35%												4.35%						4.35%
Amount repaid																								20,000,000	$ 3,188
iKang Holding | One-year loan framework agreement with Commercial Bank of China signed in June 2017 | Bank borrowings | Industrial and Commercial bank of China
Short term borrowings
Short-term borrowings, Total	20,000,000																							20,000,000					3,188
Term of loan											1 year	1 year
Short-term borrowing facility drawn down											¥ 20,000,000	$ 7,191
Interest rate (as a percent)											4.35%	4.35%
iKang Holding | One-year loan framework agreement with China Minsheng Bank signed in April 2017 | Bank borrowings | China Minsheng Bank
Short term borrowings
Short-term borrowings, Total	47,055,000																							47,055,000					7,502
Term of loan													1 year
Face amount													¥ 100,000,000																		$ 15,942
Short-term borrowing facility drawn down									¥ 47,055,000	$ 7,502
Interest rate (as a percent)									5.00%	5.00%
iKang Holding | One-year loan framework agreement with Industrial Bank Co., Ltd signed in November 2017 | Bank borrowings | Industrial Bank Co. Ltd
Short term borrowings
Short-term borrowings, Total	100,000,000																							100,000,000					15,942
Term of loan							1 year	1 year
Short-term borrowing facility drawn down							¥ 100,000,000	$ 15,942
Interest rate (as a percent)							4.83%	4.83%
iKang Holding | One-year loan framework agreement with Hongkong and Shanghai Banking Corporation Limited signed in December 2017 | Bank borrowings | Hongkong and Shanghai Banking Corporation Limited
Short term borrowings
Short-term borrowings, Total	29,100,000																							29,100,000					4,639
Term of loan					1 year	1 year
Face amount					¥ 30,000,000																									$ 4,783
Short-term borrowing facility drawn down					¥ 29,100,000	$ 4,639
Interest rate (as a percent)					4.79%																									4.79%
iKang Holding | One-year loan framework agreement with China Merchants Bank signed in December 2017 | Bank borrowings | China Merchants Bank
Short term borrowings
Short-term borrowings, Total	150,000,000																							150,000,000					23,914
Term of loan					1 year	1 year
Face amount					¥ 200,000,000																									$ 31,884
Short-term borrowing facility drawn down			¥ 50,000,000	$ 7,972	¥ 100,000,000	$ 15,942
Interest rate (as a percent)					4.57%																									4.57%
iKang Holding | One-year loan framework agreement with Industrial Bank Co., Ltd signed in March 2018 | Bank borrowings | Industrial Bank Co. Ltd
Short term borrowings
Short-term borrowings, Total	¥ 20,000,000																							¥ 20,000,000					$ 3,188
Term of loan	1 year	1 year
Short-term borrowing facility drawn down	¥ 20,000,000	$ 3,188
Interest rate (as a percent)	5.00%																							5.00%					5.00%